Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 4,232	[1]	$ 4,320		$ 4,843
Balance, as recast						$ 4,721
Other comprehensive income (loss), before reclassifications	125		(310)		49
Amounts reclassified from other comprehensive income (loss)	(18)		106		50
Other comprehensive income (loss)	107		(204)		99
Ending balance	5,068		4,232	[1]	4,320
Other comprehensive income (loss) allocated to noncontrolling interests	(5)		(3)		3
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1		(88)		3
Balance, as recast						3
Other comprehensive income (loss), before reclassifications	(1)		56		(58)
Amounts reclassified from other comprehensive income (loss)	(22)		33		(33)
Other comprehensive income (loss)	(23)		89		(91)
Ending balance	(22)		1		(88)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(950)		(1,036)		(947)
Balance, as recast						(947)
Other comprehensive income (loss), before reclassifications	473		13		(172)
Amounts reclassified from other comprehensive income (loss)	4		73		83
Other comprehensive income (loss)	477		86		(89)
Ending balance	(473)		(950)		(1,036)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(899)		(485)		(806)
Balance, as recast						(804)
Other comprehensive income (loss), before reclassifications	(317)		(414)		319
Amounts reclassified from other comprehensive income (loss)	0		0		0
Other comprehensive income (loss)	(317)		(414)		319
Ending balance	(1,216)		(899)		(485)
Share of Other Comprehensive Income of Entities Using the Equity Method
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(118)		(153)		(113)
Balance, as recast						(113)
Other comprehensive income (loss), before reclassifications	(30)		35		(40)
Amounts reclassified from other comprehensive income (loss)	0		0		0
Other comprehensive income (loss)	(30)		35		(40)
Ending balance	(148)		(118)		(153)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,966)		(1,762)		(1,863)
Balance, as recast						(1,861)
Ending balance	$ (1,859)		$ (1,966)		$ (1,762)
Adoption of ASC 606
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						(122)
Adoption of ASC 606 | Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						0
Adoption of ASC 606 | Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						0
Adoption of ASC 606 | Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						2
Adoption of ASC 606 | Share of Other Comprehensive Income of Entities Using the Equity Method
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						0
Adoption of ASC 606 | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adoption of ASC 606						$ 2

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).